Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of other assets [abstract]
Accounts receivable and prepaids	$ 4,600	$ 4,569
Accrued interest receivable	2,362	2,866
Cash collateral	18,119	15,629
Commodity trading receivables	4,104	4,232
Deferred income tax asset	2,579	1,989	$ 1,475
Employee benefit assets	143	147
Insurance-related assets
Collateral loans	801	926
Policy loans	97	95
Reinsurance assets	949	748
Other	93	78
Investments in joint ventures and associates	652	652
Margin deposits	9,816	5,688
Precious metals	2,371	416
Receivable from brokers, dealers and clients	2,077	2,511
Taxes receivable	5,487	5,553
Other	4,671	2,974
Other assets	$ 58,921	$ 49,073